Deferred Income Tax and Income Tax Expense - Summary of Tax on the Group's Profit Before Tax (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Profit before income tax expense	₩ 1,891,392	₩ 1,978,411	₩ 1,031,605
Statutory income tax expense	509,771	533,701	273,329
Tax effect
Income not taxable for taxation purposes	(47,550)	(4,307)	(24,657)
Non-deductible expenses	53,398	20,570	31,741
Tax credit	(54,895)	(31,517)	(47,056)
Additional payment of income taxes	11,744	(221)	429
Adjustments in deferred tax from changes in tax rate	(41,545)
Tax effect and adjustment on consolidation
Goodwill impairment	5,809
Eliminated dividend income form subsidiaries		7,264	20,682
Changes of out-side tax effect	29,922	4,738	38,552
Intangible Asset impairment and amortization	5,276	796	3,790
Reversal expenses of contract cost assets	(4,800)	(2,932)	(6,643)
Change In Scope Of Consolidation		(5,128)
Others	38,627	(3,948)	(4,818)
Income tax expense	₩ 505,757	₩ 519,016	₩ 285,349